8. SUBORDINATED DEBT: Maturity and redemption information relating to Subordinated Debt (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Maturity and redemption information relating to Subordinated Debt

	Amount Maturing or Redeemable at Option of Holder
	Based on Maturity	Based on Interest
	Date	Adjustment Period

2020	$ 5,180,779	$ 15,515,082
2021	6,511,938	8,552,806
2022	6,691,806	1,947,256
2023	10,620,501	2,989,880
	$ 29,005,024	$ 29,005,024